Goodwill and Other Intangible Assets - Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 13,030	$ 13,103
Additions to goodwill and other adjustments	0
Measurement period adjustment to goodwill from acquisition		(73)
Ending balance	$ 13,030	$ 13,030